OTHER INTANGIBLE ASSETS, NET (Details Narrative) - JPY (¥)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 3,700,000	¥ 3,700,000	¥ 4,200,000
Intangible assets, impairment loss	¥ 0	¥ 0